Floating Rate Fund	07/01/2011 to 06/30/2012

ICA File Number: 811-22557
Registrant Name: T. Rowe Price Floating Rate Fund, Inc.
Reporting Period: 07/01/2011 - 06/30/2012

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22557

T. Rowe Price Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2011 to 06/30/2012

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Floating Rate Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 27, 2012

Floating Rate Fund

MGM RESORTS INTERNATIONAL, 10.375% NOTES DUE MAY 15,2014 Meeting Date: APR 11, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 552953BH3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 1.25 USD per 1,000.00 USD P/A of Notes held.	Management	N/A	YES

TELESAT CANADA 11.0% NOTES DUE NOVEMBER 1, 2015 Meeting Date: APR 30, 2012 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 87952VAE6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Take no action	Management	N/A	YES

END NPX REPORT